Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of Key Management Personnel Compensation
Key management personnel includes 11 executive officers and directors (2020: 6). Remuneration paid or payable to key management personnel of VTEX for services rendered is as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Total short-term remuneration of key management personnel	3,010	2,441	1,648
Share-based compensation	5,262	987	140

Total	8,272	3,428	1,788